Interest Expense, Net (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Interest Expense Net [Abstract]
Debt financing costs	₨ 1,107	$ 14.6	₨ 369	₨ 709
Debt financing costs written off	₨ 739	$ 9.7	₨ 30	₨ 271